Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives Intangible Assets, Net - Licensed digital assets [Member]	Sep. 30, 2023
Schedule of Estimated Useful Lives Intangible Assets, Net [Line Items]
Licensed digital assets	5 years
Minimum [Member]
Schedule of Estimated Useful Lives Intangible Assets, Net [Line Items]
Licensed digital assets	3 years